LONG-TERM BORROWINGS DUE TO RELATED PARTY (Tables)	12 Months Ended
Jun. 30, 2020
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Schedule of Long-term borrowings due to related party

Long-term borrowings due to related party consisted of the following:

	June 30,	June 30,	June 30,
	2019	2020	2020
Long-term borrowings due to related party:	RMB	RMB	U.S. Dollars
Long-term borrowing from a Founder, monthly payments of ¥126,135 inclusive of interest at 8.90%, ten years loan, due in November 2027.	¥8,977,001	¥8,226,599	$1,163,638
Less: current portion	(780,797)	(847,346)	(119,856)
Total long-term borrowings due to related party	¥8,196,204	¥7,379,253	$1,043,782

No long-term borrowings due to related party were guaranteed or collateralized at June 30, 2019 and 2020.

Schedule of future maturities of long-term borrowings due to related party

The future maturities of long-term borrowings due to related party at June 30, 2020 are as follows:

Twelve months ending June 30,	RMB	U.S. Dollars
2021	¥847,346	$119,856
2022	892,701	126,271
2023	975,474	137,979
2024	1,065,921	150,773
2025	1,164,755	164,752
Thereafter	3,280,402	464,007
Total	¥8,226,599	$1,163,638